Capital and financial risk management - Credit risk - Financing activities - General information (Details) - Credit risk	Mar. 31, 2026 item
Capital and financial risk management
Maximum investment in AAA unsecured money market mutual funds (as a percent)	10.00%
Number of managed investment funds	2